CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues	$ 44,951,740	$ 36,809,094	$ 34,985,571
Cost of sales	(31,843,337)	(25,333,318)	(24,813,206)
Gross profit	13,108,403	11,475,776	10,172,365
Operating expenses:
Selling and marketing expenses	1,915,127	957,990	591,344
General and administrative expenses	1,782,318	1,599,743	1,046,652
Research and development costs	1,331,111	1,302,022	928,826
Total operating expenses	5,028,556	3,859,755	2,566,822
Operating Income	8,079,847	7,616,021	7,605,543
Other income (expenses):
Interest expenses	(1,245,385)	(1,417,745)	(1,912,866)
Interest income	24,459	51,058	132,747
Other income, net	69,772	158,797	135,374
Total other expenses, net	(1,151,154)	(1,207,890)	(1,644,745)
Income before income taxes	6,928,693	6,408,131	5,960,798
Income tax provision	(995,005)	(1,105,440)	(952,117)
Net income	5,933,688	5,302,691	5,008,681
Net income attributable to non-controlling interests	(59,412)	(53,154)	0
Net income attributable to ZK International Group Co., Ltd.	5,874,276	5,249,537	5,008,681
Net income	5,933,688	5,302,691	5,008,681
Other comprehensive income (loss):
Foreign currency translation adjustment	272,237	(403,865)	(142,842)
Total comprehensive income	6,205,925	4,898,826	4,865,839
Comprehensive loss (income) attributable to non-controlling interests	(61,100)	3,406	0
Comprehensive income attributable to ZK International Group Co., Ltd.	$ 6,144,825	$ 4,902,232	$ 4,865,839
Basic and diluted earnings per share
Basic	$ 0.56	$ 0.59	$ 0.56
Diluted	$ 0.56	$ 0.59	$ 0.56
Weighted average number of shares outstanding
Basic	10,970,000	9,000,000	9,000,000
Diluted	10,973,674	9,000,000	9,000,000